BNY Mellon National Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.3%
Alabama — 2.5%
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. E(a)	5.00	6/1/2028	8,230,000	8,654,077
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. F(a)	5.50	12/1/2028	8,000,000	8,458,900
Black Belt Energy Gas District, Revenue Bonds, Ser. B(a)	5.25	12/1/2030	5,000,000	5,416,374
Black Belt Energy Gas District, Revenue Bonds, Ser. C(a)	5.00	7/1/2031	5,000,000	5,383,077
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 4) Ser. B1(a)	5.00	8/1/2028	1,045,000	1,087,245
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 5) Ser. A(a)	5.25	7/1/2029	10,000,000	10,581,477
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C	5.00	11/1/2026	500,000	508,400
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C	5.00	11/1/2029	1,000,000	1,066,568
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. E	5.00	10/1/2030	3,000,000	3,230,305
				44,386,423
Alaska — .7%
Alaska Housing Finance Corp., Revenue Bonds (Sustainable Bond) Ser. A	3.00	6/1/2051	3,120,000	3,064,358
Alaska International Airports System, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2030	1,610,000	1,787,878
Alaska International Airports System, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2031	2,740,000	3,089,258
Alaska International Airports System, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2032	3,475,000	3,972,924
				11,914,418
Arizona — 2.3%
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities LLC Project) Ser. A2	5.13	1/1/2059	3,450,000	3,217,890
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2034	770,000	726,555
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2035	795,000	739,882
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2036	820,000	751,564
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2037	1,000,000	903,013
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	5.00	7/1/2035	880,000	942,442
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2049	2,000,000	1,751,670
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2033	900,000	964,915
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2034	1,000,000	1,067,868
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2035	850,000	903,238
Chandler Industrial Development Authority, Revenue Bonds (Intel Corp. Project)(a)	4.00	6/1/2029	5,000,000	5,076,644
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group)	5.00	1/1/2035	3,050,000	3,115,168
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group) Ser. B	5.00	1/1/2034	15,935,000	17,776,844
Phoenix Civic Improvement Corp., Revenue Bonds, Refunding	5.00	7/1/2028	3,775,000	3,971,861
				41,909,554

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.3% (continued)
Arkansas — .5%
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2029	1,000,000	1,042,020
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2030	1,135,000	1,192,645
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2031	1,150,000	1,219,321
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2032	500,000	527,999
Beaver Water District of Benton & Washington Counties, Revenue Bonds	5.00	4/15/2032	200,000	226,644
Beaver Water District of Benton & Washington Counties, Revenue Bonds	5.00	4/15/2033	600,000	678,503
Beaver Water District of Benton & Washington Counties, Revenue Bonds	5.00	4/15/2034	330,000	371,745
Beaver Water District of Benton & Washington Counties, Revenue Bonds	5.00	4/15/2035	390,000	436,831
Searcy Sales & Use Tax, Revenue Bonds	4.00	11/1/2036	2,365,000	2,403,600
				8,099,308
California — 7.1%
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2036	1,500,000	1,521,195
Bay Area Toll Authority, Revenue Bonds, Refunding, Ser. A(a)	2.63	4/1/2026	10,000,000	9,985,128
California, GO, Refunding	3.00	9/1/2030	8,785,000	8,945,965
California Community Choice Financing Authority, Revenue Bonds (Clean Energy Project) Ser. C(a)	5.00	10/1/2033	5,000,000	5,326,488
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. B1(a)	4.00	8/1/2031	1,475,000	1,502,725
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. F	5.00	11/1/2033	10,000,000	10,960,878
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project)(a)	5.00	8/1/2029	3,675,000	3,860,863
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project)(a)	5.00	4/1/2032	7,400,000	7,927,969
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project)(a)	5.25	10/1/2031	3,000,000	3,195,601
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. E1(a)	5.00	3/1/2031	1,325,000	1,415,992
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. H(a)	5.00	8/1/2033	2,500,000	2,760,074
California Community Choice Financing Authority, Revenue Bonds, Ser. F(a)	5.00	11/1/2032	3,000,000	3,279,056
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	300,000	318,073
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2033	250,000	263,465
California Health Facilities Financing Authority, Revenue Bonds (City of Hope Obligated Group)	5.00	11/15/2049	5,375,000	5,397,488
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Adventist Health System Obligated Group) Ser. A	4.00	3/1/2033	6,990,000	6,991,095
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Children’s Hospital of Orange County Obligated Group)	3.00	11/1/2036	1,250,000	1,207,867
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	3.25	8/1/2029	5,600,000	5,652,171
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2031	315,000	316,093
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2032	225,000	225,204
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2033	235,000	233,878

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.3% (continued)
California — 7.1% (continued)
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2034	250,000	246,838
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2035	315,000	308,885
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2036	385,000	373,887
California Municipal Finance Authority, Revenue Bonds, Refunding (Humangood – California Obligated Group) Ser. A	5.00	10/1/2040	3,840,000	4,044,685
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	4.21	6/1/2050	7,250,000	5,361,348
Los Angeles Department of Water & Power, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	7/1/2040	1,000,000	1,106,247
Los Angeles Department of Water & Power, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	7/1/2041	1,000,000	1,099,780
Los Angeles Department of Water & Power, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	7/1/2042	625,000	679,958
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2037	1,585,000	1,782,245
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2038	6,825,000	7,414,729
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2041	2,100,000	2,209,864
New Haven Unified School District, GO (Insured; Assured Guaranty Corp.)(b)	0.00	8/1/2033	4,000,000	3,214,155
Sacramento County Water Financing Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. B (.67 x (3 Month TSFR + 0.26%) + 0.55%)(c)	3.27	6/1/2034	7,630,000	7,431,459
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2032	2,000,000	2,236,569
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2034	3,000,000	3,177,819
Santa Maria Joint Union High School District, GO	3.00	8/1/2040	2,390,000	2,145,175
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization Corp.)	5.00	6/1/2034	500,000	530,421
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization Corp.)	5.00	6/1/2037	2,000,000	2,080,754
				126,732,086
Colorado — 1.8%
Colorado, COP, Ser. A	4.00	12/15/2036	3,000,000	3,051,821
Colorado Bridge & Tunnel Enterprise, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A	5.00	12/1/2035	1,000,000	1,159,554
Colorado Health Facilities Authority, Revenue Bonds, Refunding (AdventHealth Obligated Group) Ser. B(a)	5.00	11/15/2030	10,000,000	11,125,498
Colorado Housing & Finance Authority, Revenue Bonds (Insured; Government National Mortgage Association) Ser. F	4.25	11/1/2049	1,555,000	1,569,135
Colorado Housing & Finance Authority, Revenue Bonds, Ser. B	3.75	5/1/2050	1,895,000	1,896,178
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2028	5,000,000	5,301,929
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2033	2,000,000	2,220,581
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2029	1,400,000	1,468,603
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2030	1,000,000	1,064,025
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	7/15/2031	1,910,000	2,059,820
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2032	1,300,000	1,400,640
				32,317,784

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.3% (continued)
Connecticut — 2.3%
Ansonia, COP (Ansonia Fuel Cell Project)	4.13	12/1/2034	2,250,000	2,352,947
Connecticut, GO (Sustainable Bond) Ser. B	4.00	1/15/2037	4,425,000	4,606,183
Connecticut, GO, Ser. A	5.00	3/15/2033	2,000,000	2,308,973
Connecticut, GO, Ser. A	5.00	3/15/2034	2,250,000	2,626,866
Connecticut, GO, Ser. A	5.00	3/15/2036	2,250,000	2,632,241
Connecticut, GO, Ser. A	5.00	3/15/2040	1,850,000	2,086,055
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Ser. B2(a)	5.00	7/1/2032	10,000,000	11,370,061
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Connecticut College) Ser. M	4.00	7/1/2038	1,045,000	1,054,957
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Fairfield University) Ser. R	3.25	7/1/2035	1,785,000	1,760,879
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	4.00	7/1/2035	4,000,000	4,092,321
Connecticut Housing Finance Authority, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. D1	4.00	11/15/2047	180,000	180,440
Connecticut Housing Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. D	5.00	11/15/2039	2,715,000	2,861,677
Windsor, GO, Refunding	2.00	6/15/2029	1,420,000	1,352,244
Windsor, GO, Refunding	2.00	6/15/2030	1,420,000	1,336,939
				40,622,783
District of Columbia — 2.0%
District of Columbia, Revenue Bonds, Refunding (Friendship Public Charter School)	5.00	6/1/2036	3,200,000	3,212,632
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. A	5.00	7/1/2037	4,925,000	5,031,491
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. A	5.00	7/1/2042	6,205,000	6,255,551
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. B	5.00	7/1/2037	1,010,000	1,031,839
District of Columbia Housing Finance Agency, Revenue Bonds, Ser. A2(a)	4.10	9/1/2030	2,500,000	2,596,414
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2036	1,250,000	1,263,597
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2038	1,000,000	1,003,136
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2027	4,000,000	4,147,217
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2031	3,720,000	4,109,393
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2032	7,000,000	7,817,708
				36,468,978
Florida — 3.3%
Florida Development Finance Corp., Revenue Bonds (Mater Academy Project) Ser. A	5.00	6/15/2035	1,000,000	1,014,492
Florida Municipal Power Agency, Revenue Bonds, Ser. A	3.00	10/1/2033	3,610,000	3,558,253
Jacksonville Housing Authority, Revenue Bonds (Westwood Apartments)	5.00	2/1/2034	8,500,000	9,099,921
Miami-Dade County, Revenue Bonds, Ser. C	4.00	4/1/2037	8,000,000	8,225,473
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2034	6,000,000	6,721,892
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2035	3,000,000	3,337,043
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2036	2,500,000	2,758,338
Miami-Dade County Educational Facilities Authority, Revenue Bonds, Refunding (University of Miami) Ser. B	5.25	4/1/2036	10,000,000	11,655,571
Sarasota, Revenue Bonds (Bay Park)	5.00	9/1/2040	1,000,000	1,087,785
Sarasota, Revenue Bonds (Bay Park)	5.00	9/1/2041	2,095,000	2,258,979

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.3% (continued)
Florida — 3.3% (continued)
Sarasota, Revenue Bonds (Bay Park)	5.00	9/1/2042	1,100,000	1,177,312
Sarasota, Revenue Bonds (Bay Park)	5.00	9/1/2043	2,260,000	2,401,391
Tampa, Revenue Bonds (Insured; Build America Mutual) Ser. C	3.00	10/1/2036	4,940,000	4,840,982
				58,137,432
Georgia — 3.0%
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2039	1,000,000	1,095,710
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2040	800,000	867,872
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2041	750,000	805,520
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2042	1,100,000	1,169,038
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2043	1,200,000	1,263,429
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2044	1,050,000	1,095,896
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project No. 1) Ser. A	5.00	1/1/2039	1,100,000	1,202,796
Georgia Municipal Electric Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2035	3,325,000	3,773,678
Main Street Natural Gas, Inc., Revenue Bonds, Ser. A(a)	4.00	9/1/2027	10,000,000	10,115,925
Main Street Natural Gas, Inc., Revenue Bonds, Ser. B(a)	5.00	6/1/2029	5,000,000	5,248,284
Main Street Natural Gas, Inc., Revenue Bonds, Ser. C(a)	5.00	12/1/2031	10,355,000	11,150,223
Main Street Natural Gas, Inc., Revenue Bonds, Ser. D(a)	5.00	12/1/2030	2,000,000	2,125,892
Main Street Natural Gas, Inc., Revenue Bonds, Ser. D(a)	5.00	4/1/2031	5,000,000	5,399,231
Main Street Natural Gas, Inc., Revenue Bonds, Ser. E(a)	5.00	12/1/2032	7,500,000	8,097,212
				53,410,706
Hawaii — .6%
Hawaii, GO, Refunding, Ser. FH	4.00	10/1/2030	5,625,000	5,670,134
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2030	1,420,000	1,546,348
Honolulu City & County Wastewater System, Revenue Bonds, Refunding (Senior-First Bond Solutions) Ser. A	5.00	7/1/2034	750,000	880,384
Honolulu City & County Wastewater System, Revenue Bonds, Refunding (Senior-First Bond Solutions) Ser. A	5.00	7/1/2035	1,500,000	1,775,294
				9,872,160
Idaho — .5%
Idaho Health Facilities Authority, Revenue Bonds (St. Luke’s Health System Project) Ser. B(a)	5.00	3/1/2032	4,000,000	4,367,448
Idaho Health Facilities Authority, Revenue Bonds (St. Luke’s Health System Project) Ser. C(a)	5.00	3/1/2035	2,500,000	2,763,460
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	4.00	3/1/2033	575,000	596,921
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	4.00	3/1/2034	400,000	413,716
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	4.00	3/1/2035	275,000	283,349
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	5.00	3/1/2030	500,000	545,428
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	5.00	3/1/2032	400,000	451,325
				9,421,647

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.3% (continued)
Illinois — 9.7%
Chicago, GO, Refunding, Ser. A	5.00	1/1/2026	3,000,000	3,002,723
Chicago, GO, Refunding, Ser. A	5.00	1/1/2029	8,000,000	8,250,985
Chicago, GO, Refunding, Ser. A	5.00	1/1/2034	10,000,000	10,391,873
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	12/1/2035	1,000,000	1,030,091
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	1,340,000	1,475,811
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2037	1,675,000	1,830,725
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	1,780,000	1,930,834
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2039	5,700,000	5,790,928
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2040	3,350,000	3,686,960
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2041	1,650,000	1,799,072
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2028	8,145,000	8,440,270
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. D	5.00	1/1/2034	2,750,000	3,172,921
Chicago Park District, GO, Ser. B	5.00	1/1/2029	1,375,000	1,464,848
Chicago Park District, GO, Ser. B	5.00	1/1/2035	2,500,000	2,841,181
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2032	1,000,000	1,023,076
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2034	10,210,000	10,369,140
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2035	4,250,000	4,297,873
Chicago Park District, GO, Refunding, Ser. D	4.00	1/1/2032	960,000	982,153
Chicago Park District, GO, Refunding, Ser. F2	4.00	1/1/2036	1,250,000	1,259,038
Chicago Park District, GO, Refunding, Ser. F2	4.00	1/1/2038	2,000,000	2,004,922
Cook County Community Unit Elmwood Park School District No. 401, GO (Insured; Assured Guaranty Corp.) Ser. A	4.00	12/1/2029	1,480,000	1,541,778
DuPage & Cook Counties Township High School District No. 86, GO	4.00	1/15/2035	5,205,000	5,287,722
DuPage County School District No. 60, GO, Ser. A	4.00	12/30/2032	1,500,000	1,522,114
Illinois, GO, Ser. A	5.00	3/1/2031	480,000	528,185
Illinois, GO, Ser. A	5.00	3/1/2032	2,045,000	2,243,704
Illinois, GO, Ser. B	5.00	12/1/2030	5,750,000	6,305,797
Illinois, GO, Ser. B	5.00	5/1/2036	3,000,000	3,343,179
Illinois, GO, Ser. B	5.00	5/1/2037	3,500,000	3,854,481
Illinois, GO, Ser. D	5.00	11/1/2028	10,120,000	10,500,604
Illinois, GO, Refunding (Insured; Assured Guaranty Corp.)	4.00	2/1/2030	7,250,000	7,323,123
Illinois, Revenue Bonds, Ser. B	5.00	6/15/2039	15,000,000	16,614,588
Illinois Finance Authority, Revenue Bonds (Provident Group-UIC Grenshaw Parking Properties LLC-University of Illinois Chicago Parking Structure Project) Ser. A	5.00	10/1/2039	2,010,000	2,268,542
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2030	855,000	910,360
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2031	910,000	979,243
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2032	960,000	1,028,973
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2033	695,000	741,340
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2034	730,000	775,002
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2035	770,000	813,600
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. B2(a)	5.00	11/15/2026	3,000,000	3,022,706
Illinois Finance Authority, Revenue Bonds, Refunding (UChicago Medicine) Ser. A1(a)	5.00	8/15/2030	4,000,000	4,429,699

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.3% (continued)
Illinois — 9.7% (continued)
Illinois Toll Highway Authority, Revenue Bonds, Ser. A	5.00	1/1/2042	3,120,000	3,366,740
Maine Township High School District No. 207, GO	3.00	12/1/2032	1,650,000	1,641,590
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	7,200,000	7,896,812
University of Illinois Auxiliary Facilities System, Revenue Bonds, Refunding, Ser. A	5.25	4/1/2043	3,000,000	3,254,143
University of Illinois Auxiliary Facilities System, Revenue Bonds, Refunding, Ser. A	5.25	4/1/2044	2,000,000	2,153,133
Will County Forest Preserve District, GO	5.00	12/15/2040	1,225,000	1,343,739
Will County Forest Preserve District, GO	5.00	12/15/2043	1,950,000	2,071,652
Will County Forest Preserve District, GO	5.00	12/15/2044	1,400,000	1,480,611
				172,288,584
Indiana — 3.0%
Clark-Pleasant Community School Building Corp., Revenue Bonds (Insured; State Aid Intercept)	5.00	7/15/2041	1,575,000	1,708,401
Columbus Multi School Building Corp., Revenue Bonds (Insured; State Aid Intercept)	5.00	7/15/2041	1,000,000	1,085,464
Columbus Multi School Building Corp., Revenue Bonds (Insured; State Aid Intercept)	5.00	1/15/2044	1,050,000	1,106,561
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. A	5.00	11/1/2027	740,000	759,699
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. A	5.00	11/1/2028	775,000	804,003
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. B(a)	2.10	11/1/2026	2,700,000	2,643,725
Indiana Finance Authority, Revenue Bonds (Indiana University Health Obligated Group) Ser. B1(a)	5.00	7/1/2028	5,000,000	5,246,971
Indiana Finance Authority, Revenue Bonds (Indiana University Health Obligated Group) Ser. B2(a)	5.00	7/1/2030	5,000,000	5,416,147
Indiana Finance Authority, Revenue Bonds, Refunding (Indiana University Health) Ser. D4(a)	5.00	10/1/2035	6,000,000	6,806,707
Indiana Finance Authority, Revenue Bonds, Refunding (Newsfields)	4.00	2/1/2034	2,000,000	2,119,942
IPS Multi-School Building Corp., Revenue Bonds (Insured; State Aid Intercept)	5.00	7/15/2037	1,000,000	1,132,782
IPS Multi-School Building Corp., Revenue Bonds (Insured; State Aid Intercept)	5.00	7/15/2038	1,650,000	1,853,738
IPS Multi-School Building Corp., Revenue Bonds (Sustainable Bond) (Insured; State Aid Intercept)	5.00	7/15/2037	3,825,000	4,278,481
IPS Multi-School Building Corp., Revenue Bonds (Sustainable Bond) (Insured; State Aid Intercept)	5.00	7/15/2038	2,940,000	3,266,233
Northern Indiana Commuter Transportation District, Revenue Bonds	5.00	1/1/2043	710,000	756,113
Northern Indiana Commuter Transportation District, Revenue Bonds	5.00	1/1/2044	1,500,000	1,584,938
Twin Lakes School Building Corp., Revenue Bonds (Insured; State Aid Intercept)	5.00	1/15/2044	1,500,000	1,563,535
Wawasee High School Building Corp., Revenue Bonds (Insured; State Aid Intercept)	5.00	7/15/2041	1,975,000	2,145,303
Whiting, Revenue Bonds, Refunding (BP Products North America)(a)	5.00	6/5/2026	10,000,000	10,107,415
				54,386,158
Iowa — .1%
Iowa Finance Authority, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2037	1,175,000	1,365,846
Iowa Finance Authority, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2040	1,000,000	1,132,879
				2,498,725
Kentucky — 2.2%
Kentucky Property & Building Commission, Revenue Bonds (Project No. 132) Ser. A	5.00	4/1/2043	2,420,000	2,621,645

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.3% (continued)
Kentucky — 2.2% (continued)
Kentucky Property & Building Commission, Revenue Bonds (Project No. 132) Ser. A	5.00	4/1/2045	3,750,000	4,020,247
Kentucky Property & Building Commission, Revenue Bonds, Ser. A	5.00	10/1/2044	2,150,000	2,319,065
Kentucky Public Energy Authority, Revenue Bonds, Ser. A(a)	5.00	7/1/2030	10,000,000	10,621,366
Kentucky Public Energy Authority, Revenue Bonds, Ser. C(a)	4.00	2/1/2028	8,620,000	8,763,090
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. A(a)	5.25	12/1/2029	10,000,000	10,658,373
				39,003,786
Louisiana — 1.1%
East Baton Rouge Sewerage Commission, Revenue Bonds, Refunding, Ser. A(a)	1.30	2/1/2028	5,000,000	4,700,114
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax Bonds	5.00	7/15/2036	1,330,000	1,518,824
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax Bonds	5.00	7/15/2037	1,430,000	1,619,879
Louisiana State Gasoline & Fuels, Revenue Bonds, Refunding, Ser. B	5.00	5/1/2032	5,000,000	5,710,636
Louisiana State Gasoline & Fuels, Revenue Bonds, Refunding, Ser. B	5.00	5/1/2033	2,195,000	2,544,315
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2039	1,000,000	1,101,144
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2041	1,000,000	1,074,514
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2044	1,250,000	1,305,759
				19,575,185
Maine — .2%
Maine Governmental Facilities Authority, Revenue Bonds, Ser. A	5.00	10/1/2037	3,000,000	3,410,034
Maryland — 1.6%
Howard County Housing Commission, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	1.20	6/1/2027	2,000,000	1,927,722
Maryland, GO, Ser. A	4.00	3/15/2035	5,000,000	5,215,715
Maryland Community Development Administration, Revenue Bonds, Refunding, Ser. B	4.00	9/1/2049	1,495,000	1,509,555
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2027	925,000	956,112
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2029	1,395,000	1,492,149
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2031	1,375,000	1,515,568
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2032	1,550,000	1,728,189
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2033	1,150,000	1,293,504
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2034	675,000	765,181
Maryland Department of Transportation, Revenue Bonds, Ser. A	3.00	10/1/2031	4,000,000	4,018,927
Maryland Stadium Authority, Revenue Bonds (Football Stadium Issue) Ser. A	5.00	3/1/2031	7,585,000	8,484,944
				28,907,566
Massachusetts — 1.5%
Massachusetts, GO, Refunding, Ser. A	5.00	7/1/2035	2,000,000	2,378,163
Massachusetts Development Finance Agency, Revenue Bonds, Ser. A(a)	5.00	11/1/2035	5,000,000	5,904,453
Massachusetts Development Finance Agency, Revenue Bonds, Ser. T2(a)	5.00	10/1/2035	7,000,000	7,909,457
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2033	5,000,000	5,009,871
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2028	2,000,000	2,075,457

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.3% (continued)
Massachusetts — 1.5% (continued)
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2029	2,250,000	2,358,010
Massachusetts Health & Educational Facilities Authority, Revenue Bonds (Museum of Fine Arts) Ser. A1(d)	2.90	12/1/2037	1,100,000	1,100,000
				26,735,411
Michigan — 1.2%
L’Anse Creuse Public Schools, GO (Insured; Qualified School Board Loan Fund) Ser. I	5.00	5/1/2042	1,500,000	1,635,927
Michigan Finance Authority, Revenue Bonds, Refunding (McLaren Health Care Corp. Obligated Group) Ser. D2(a)	1.20	4/13/2028	5,000,000	4,727,592
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Corp. Obligated Group)	4.00	12/1/2035	2,500,000	2,541,888
Michigan Hospital Finance Authority, Revenue Bonds, Refunding, Ser. B1(a)	5.00	6/1/2032	5,000,000	5,565,510
Utica Community Schools, GO (Insured; Qualified School Board Loan Fund)	5.00	5/1/2033	5,470,000	6,288,814
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. C	5.00	11/15/2029	600,000	650,079
				21,409,810
Minnesota — 1.0%
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds, Ser. B	5.00	1/1/2031	3,980,000	4,346,040
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds, Ser. B	5.00	1/1/2039	5,000,000	5,445,342
Minnesota Health & Education Facilities Authority, Revenue Bonds (University of St. Thomas) Ser. A	5.00	10/1/2039	3,810,000	4,150,092
Minnesota Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. B	4.00	7/1/2047	160,000	160,276
St. Cloud, Revenue Bonds, Refunding (CentraCare Health System)	5.00	5/1/2041	2,000,000	2,157,072
St. Cloud, Revenue Bonds, Refunding (CentraCare Health System)	5.00	5/1/2042	2,000,000	2,133,841
				18,392,663
Mississippi — .1%
Mississippi Business Finance Corp., Revenue Bonds (Chevron USA, Inc. Project) Ser. B(d)	2.90	11/1/2035	500,000	500,000
Mississippi Business Finance Corp., Revenue Bonds (Chevron USA, Inc. Project) Ser. H(d)	2.90	11/1/2035	2,000,000	2,000,000
				2,500,000
Missouri — 1.1%
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2026	1,000,000	1,009,684
Kansas City, Revenue Bonds, Refunding, Ser. C	5.00	4/1/2038	4,210,000	4,766,638
Kansas City, Revenue Bonds, Refunding, Ser. C	5.00	4/1/2039	2,175,000	2,444,679
Kansas City Industrial Development Authority, Revenue Bonds (Kansas City International Airport)	4.00	3/1/2034	3,500,000	3,562,089
Kansas City Industrial Development Authority, Revenue Bonds (Kansas City International Airport)	4.00	3/1/2035	2,000,000	2,040,890
Missouri Health & Educational Facilities Authority, Revenue Bonds, Ser. C(a)	5.00	4/1/2035	5,000,000	5,740,103
				19,564,083
Montana — .1%
Montana Board of Housing, Revenue Bonds, Ser. A2	3.50	6/1/2044	475,000	474,818
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group)	5.00	8/15/2027	500,000	516,531
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group)	5.00	8/15/2029	1,200,000	1,283,544
				2,274,893

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.3% (continued)
Nebraska — .7%
Central Plains Energy, Revenue Bonds, Refunding (Project No. 4) Ser. A(a)	5.00	11/1/2029	5,000,000	5,355,812
Nebraska Investment Finance Authority, Revenue Bonds (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. C	5.50	9/1/2053	2,130,000	2,248,000
Omaha Airport Authority, Revenue Bonds (Insured; Assured Guaranty Corp.)	5.00	12/15/2029	1,125,000	1,211,019
Omaha Airport Authority, Revenue Bonds (Insured; Assured Guaranty Corp.)	5.00	12/15/2030	1,875,000	2,048,950
Omaha Airport Authority, Revenue Bonds (Insured; Assured Guaranty Corp.)	5.00	12/15/2031	2,235,000	2,475,433
				13,339,214
Nevada — 1.5%
Clark County, Revenue Bonds	5.00	7/1/2040	10,000,000	11,043,234
Las Vegas Valley Water District, GO, Refunding, Ser. C	4.00	6/1/2036	6,295,000	6,601,969
Nevada, GO, Refunding, Ser. A	3.00	5/1/2035	5,005,000	4,942,769
Nevada Housing Division, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	4.00	4/1/2049	895,000	898,728
Washoe County, Revenue Bonds, Refunding (Sierra Pacific Power Co.) Ser. B(a)	3.63	10/1/2029	4,015,000	4,063,600
				27,550,300
New Jersey — 4.5%
Casino Reinvestment Development Authority, Inc., Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. B	5.00	11/1/2033	1,000,000	1,136,649
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2030	1,000,000	1,097,843
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2031	1,370,000	1,526,076
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2032	1,355,000	1,526,218
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2033	2,400,000	2,727,958
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2034	2,300,000	2,637,077
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2035	1,600,000	1,819,443
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2036	1,250,000	1,409,722
Fair Lawn, GO	2.00	9/1/2029	2,215,000	2,098,301
New Jersey, GO (COVID-19 Emergency Bonds) Ser. A	3.00	6/1/2032	1,000,000	1,011,366
New Jersey Economic Development Authority, Revenue Bonds (Sustainable Bond) Ser. QQQ	4.00	6/15/2034	1,000,000	1,035,061
New Jersey Educational Facilities Authority, Revenue Bonds, Ser. A(a)	5.00	7/1/2031	8,725,000	9,696,807
New Jersey Educational Facilities Authority, Revenue Bonds, Ser. A(a)	5.00	7/1/2035	5,000,000	5,824,587
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2032	7,300,000	8,263,390
Sussex County, GO, Refunding	2.00	6/15/2029	1,945,000	1,847,633
Sussex County, GO, Refunding	2.00	6/15/2030	1,945,000	1,825,583
The Passaic County Improvement Authority, Revenue Bonds (Paterson Charter School for Science and Technology Project)	4.13	7/1/2033	600,000	613,910
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	10,000,000	10,431,629
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2033	12,000,000	12,479,842
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2034	10,000,000	10,353,664
				79,362,759

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.3% (continued)
New Mexico — .3%
New Mexico Mortgage Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	3/1/2053	1,485,000	1,458,325
New Mexico Mortgage Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. D	5.30	9/1/2048	2,975,000	3,078,010
				4,536,335
New York — 11.3%
Build New York City Resource Corp., Revenue Bonds (The Nightingale-Bamford School Project)	5.00	7/1/2040	5,500,000	6,078,982
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. B1	5.00	11/15/2036	9,025,000	9,153,855
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2037	10,000,000	11,223,988
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2033	5,655,000	6,451,226
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2034	6,035,000	6,936,780
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2031	10,000,000	10,199,942
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2037	1,580,000	1,633,385
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2051	5,000,000	4,999,749
New York City, GO (LOC; Mizuho Bank Ltd) Ser. G6(d)	2.90	4/1/2042	1,400,000	1,400,000
New York City, GO (SPA; TD Bank NA) Ser. A4(d)	2.85	9/1/2049	200,000	200,000
New York City, GO, Ser. C	5.25	3/1/2047	5,000,000	5,292,949
New York City, GO, Ser. D1	4.00	3/1/2042	1,500,000	1,469,432
New York City, GO, Refunding, Ser. F1	5.00	8/1/2030	10,000,000	11,002,074
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond)	2.15	11/1/2028	1,290,000	1,235,826
New York City Housing Development Corp., Revenue Bonds, Ser. A1	3.38	11/15/2029	3,000,000	3,000,405
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Corp.)	5.00	3/1/2029	2,000,000	2,138,114
New York City Transitional Finance Authority, Revenue Bonds, Ser. E1	5.00	2/1/2037	5,000,000	5,009,907
New York City Transitional Finance Authority, Revenue Bonds, Refunding, Ser. F1	5.00	11/1/2033	4,000,000	4,622,682
New York Energy Finance Development Corp., Revenue Bonds(a)	5.00	12/1/2033	3,250,000	3,485,416
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project) Ser. 1(e)	5.00	11/15/2044	15,400,000	15,400,057
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 2-3 World Trade Center Project) Ser. 2(e)	5.15	11/15/2034	3,500,000	3,503,353
New York Liberty Development Corp., Revenue Bonds, Refunding (Sustainable Bond) Ser. A	1.45	11/15/2029	5,000,000	4,541,525
New York Liberty Development Corp., Revenue Bonds, Refunding, Ser. 1WTC	3.00	2/15/2042	5,000,000	4,315,374
New York State Dormitory Authority, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A	5.00	10/1/2036	4,000,000	4,609,235
New York State Dormitory Authority, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A	5.00	10/1/2037	6,000,000	6,861,777
New York State Dormitory Authority, Revenue Bonds, Refunding (Northwell Health Obligated Group) Ser. A	4.00	5/1/2039	2,000,000	2,017,296
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2034	3,500,000	3,652,157
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2038	5,000,000	5,070,142
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A1	5.00	3/15/2040	10,000,000	11,025,371
New York State Mortgage Agency, Revenue Bonds, Ser. 223	2.65	10/1/2034	7,020,000	6,528,496
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 220	2.40	10/1/2034	10,545,000	9,535,679
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2041	2,000,000	2,000,167
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	2,500,000	2,493,846

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.3% (continued)
New York — 11.3% (continued)
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 234	5.25	8/1/2047	5,000,000	5,228,320
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2032	595,000	628,881
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding	4.00	11/15/2037	1,150,000	1,180,593
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	4.00	11/15/2037	4,980,000	5,168,631
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A(b)	0.00	11/15/2029	10,000,000	8,886,143
Troy Capital Resource Corp., Revenue Bonds, Refunding (Rensselaer Polytechnic Institute)	5.00	9/1/2031	1,625,000	1,771,139
Webster Central School District, GO, Refunding (Insured; State Aid Withholding)	2.00	6/15/2030	1,180,000	1,102,101
				201,054,995
Ohio — 1.6%
Columbus Regional Airport Authority, Revenue Bonds, Refunding (John Glenn Columbus International Airport) Ser. A	5.00	1/1/2030	1,405,000	1,502,424
Columbus Regional Airport Authority, Revenue Bonds, Refunding (John Glenn Columbus International Airport) Ser. A	5.00	1/1/2031	5,910,000	6,412,935
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	4.00	8/1/2037	695,000	695,814
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	5.00	8/1/2036	500,000	538,256
Ohio Air Quality Development Authority, Revenue Bonds (Ohio Valley Electric Corp.)(a)	2.60	10/1/2029	2,500,000	2,396,547
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2037	4,835,000	4,582,440
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2042	3,205,000	2,801,921
Ohio Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	4.50	3/1/2047	405,000	406,911
Ohio Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. D	4.00	3/1/2047	525,000	525,893
The University of Akron, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2033	5,000,000	5,045,633
Wadsworth School District, GO	3.00	12/1/2045	2,040,000	1,615,405
Wadsworth School District, GO	4.00	12/1/2056	1,500,000	1,399,205
				27,923,384
Oklahoma — 1.1%
Oklahoma, GO	2.00	3/1/2029	5,190,000	4,937,656
Oklahoma, GO	3.00	3/1/2038	1,285,000	1,184,950
Oklahoma Industries Authority, Revenue Bonds (Oklahoma City Public Schools Project)	5.00	4/1/2033	3,000,000	3,430,905
Oklahoma Turnpike Authority, Revenue Bonds, Ser. A	5.00	1/1/2039	5,000,000	5,673,265
Oklahoma Turnpike Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2032	1,600,000	1,806,147
Tulsa County Industrial Authority, Revenue Bonds (Broken Arrow Public Schools Project)	5.00	9/1/2032	1,600,000	1,811,459
Tulsa County Industrial Authority, Revenue Bonds (Broken Arrow Public Schools Project)	5.00	9/1/2033	1,050,000	1,200,381
				20,044,763
Oregon — 1.9%
Oregon, GO, Ser. E	5.00	6/1/2040	2,405,000	2,601,535
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2030	225,000	248,050
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2031	325,000	365,018
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2032	350,000	399,073

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.3% (continued)
Oregon — 1.9% (continued)
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2033	300,000	346,241
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2034	300,000	349,988
Oregon Health & Science University, Revenue Bonds, Refunding, Ser. B2(a)	5.00	2/1/2032	5,500,000	6,067,027
Oregon State Business Development Commission, Revenue Bonds (Intel Corp. Project) Ser. 232(a)	3.80	6/15/2028	7,000,000	7,052,122
Portland Sewer System, Revenue Bonds, Ser. A	4.50	5/1/2037	13,635,000	13,676,648
Salem Hospital Facility Authority, Revenue Bonds, Refunding (Salem Health Project) Ser. A	5.00	5/15/2038	2,105,000	2,203,995
				33,309,697
Pennsylvania — 5.8%
Allegheny County Airport Authority, Revenue Bonds, Ser. A	5.00	1/1/2027	2,000,000	2,046,598
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding (Duquesne University of the Holy Spirit) Ser. 20	5.00	3/1/2029	1,005,000	1,071,176
Chester County Health & Education Facilities Authority, Revenue Bonds, Refunding (Main Line Health System Obligated Group) Ser. A	4.00	10/1/2037	2,105,000	2,115,902
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement Payment)	5.00	6/1/2030	4,000,000	4,207,701
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. A	2.00	10/1/2029	1,000,000	935,356
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)(a)	5.00	4/1/2030	5,015,000	5,364,420
Pennsylvania, GO	3.00	5/15/2034	5,280,000	5,213,108
Pennsylvania, GO	3.00	5/15/2035	3,000,000	2,932,505
Pennsylvania, GO	3.50	3/1/2031	5,000,000	5,030,859
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2036	3,750,000	3,778,347
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AT-1	5.00	6/15/2029	750,000	803,103
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AT-1	5.00	6/15/2029	4,185,000	4,230,222
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AV-1	4.00	6/15/2031	2,505,000	2,568,766
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AV-1	4.00	6/15/2032	1,355,000	1,386,946
Pennsylvania Housing Finance Agency, Revenue Bonds (Sustainable Bond)	4.95	10/1/2038	6,645,000	7,038,848
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 118B	3.80	10/1/2035	3,000,000	3,000,048
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122	3.65	10/1/2032	4,690,000	4,692,114
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122	4.00	10/1/2046	455,000	455,334
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2038	10,000,000	10,323,146
Philadelphia Airport, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2028	2,475,000	2,597,763
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph’s University)	5.00	11/1/2028	1,000,000	1,050,146
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph’s University)	5.00	11/1/2029	1,000,000	1,064,671
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.00	3/1/2033	5,125,000	5,696,042
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.00	3/1/2036	5,775,000	6,432,232
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.25	3/1/2039	8,320,000	9,254,252

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.3% (continued)
Pennsylvania — 5.8% (continued)
State Public School Building Authority, Revenue Bonds, Refunding (The Philadelphia School District) (Insured; Assured Guaranty Corp.) Ser. A	5.00	6/1/2031	5,000,000	5,093,257
The Pennsylvania State University, Revenue Bonds, Ser. A	5.00	9/1/2042	5,000,000	5,099,487
				103,482,349
Rhode Island — 1.9%
Rhode Island, GO, Ser. A	5.00	8/1/2038	14,075,000	15,549,300
Rhode Island Health & Educational Building Corp., Revenue Bonds (Providence College)	5.00	11/1/2047	2,045,000	2,053,787
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. C	5.00	5/15/2040	1,315,000	1,452,199
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. C	5.00	5/15/2041	2,490,000	2,713,385
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. C	5.00	5/15/2042	4,750,000	5,128,578
Rhode Island Health and Educational Building Corp., Revenue Bonds (Central Falls Public School Projects)	5.00	5/15/2041	1,595,000	1,735,722
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Insured; GNMA) Ser. 70	4.00	10/1/2049	1,385,000	1,390,051
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Sustainable Bond) Ser. 76-A	3.00	10/1/2051	4,275,000	4,198,346
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Sustainable Bond) Ser. 76-A	5.00	4/1/2029	535,000	569,172
				34,790,540
South Carolina — .9%
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding, Ser. B1(a)	5.00	11/1/2030	5,000,000	5,466,621
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding, Ser. B2(a)	5.00	11/1/2032	2,500,000	2,805,802
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	4.00	12/1/2037	2,750,000	2,788,548
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2031	5,050,000	5,559,104
				16,620,075
Tennessee — 1.2%
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)(d)	2.93	1/1/2033	905,000	905,000
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)(d)	2.93	11/1/2035	700,000	700,000
Knoxville, GO, Refunding	3.00	5/1/2036	2,830,000	2,761,873
Nashville & Davidson County Metropolitan Government, GO, Refunding	2.50	1/1/2029	5,000,000	4,900,369
Tennessee Energy Acquisition Corp., Revenue Bonds, Refunding (Gas Project) Ser. A(a)	5.00	5/1/2028	1,105,000	1,143,417
Tennessee Housing Development Agency, Revenue Bonds, Ser. 1B	3.50	1/1/2047	385,000	384,633
Tennessee Housing Development Agency, Revenue Bonds, Ser. 2B	4.00	1/1/2042	395,000	396,217
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2033	1,000,000	1,069,643
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2039	6,000,000	6,254,728
Williamson County, GO	3.10	4/1/2035	2,185,000	2,175,098
				20,690,978
Texas — 11.0%
Alief Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2039	3,605,000	3,697,108
Alief Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2040	3,445,000	3,488,504

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.3% (continued)
Texas — 11.0% (continued)
Central Texas Regional Mobility Authority, Revenue Bonds, Refunding, Ser. D	4.00	1/1/2035	6,000,000	6,231,197
Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. C	5.00	8/15/2036	10,000,000	11,351,664
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program) Ser. T	4.00	8/15/2033	2,220,000	2,360,952
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program) Ser. T	4.00	8/15/2035	1,100,000	1,153,846
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools)(Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2039	5,150,000	5,677,440
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. C	5.00	11/1/2031	5,000,000	5,512,422
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2028	2,220,000	2,230,272
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2035	2,000,000	2,004,476
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2036	1,000,000	1,001,140
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2038	2,000,000	2,001,981
Dallas Hotel Occupancy, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	4.00	8/15/2038	1,000,000	1,001,060
Danbury Higher Education Authority, Revenue Bonds, Ser. A	4.00	8/15/2049	690,000	509,678
Danbury Higher Education Authority, Revenue Bonds, Ser. A	4.75	8/15/2034	1,000,000	962,640
Fort Bend Grand Parkway Toll Road Authority, Revenue Bonds, Refunding, Ser. A	3.00	3/1/2035	4,310,000	4,221,057
Fort Bend Grand Parkway Toll Road Authority, Revenue Bonds, Refunding, Ser. A	3.00	3/1/2036	4,330,000	4,148,579
FW Texas Street Public Facility Corp., Revenue Bonds (River Project)	5.00	5/1/2038	5,000,000	5,287,688
Greater Texoma Utility Authority, Revenue Bonds (Sherman Project) (Insured; Build America Mutual) Ser. A	5.00	10/1/2036	1,965,000	2,190,434
Greater Texoma Utility Authority, Revenue Bonds (Sherman Project) (Insured; Build America Mutual) Ser. A	5.00	10/1/2039	5,635,000	6,137,997
Greater Texoma Utility Authority, Revenue Bonds (Sherman Project) (Insured; Build America Mutual) Ser. A	5.00	10/1/2041	2,565,000	2,746,310
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2037	1,545,000	1,526,872
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2038	1,855,000	1,809,637
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2028	100,000	104,428
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2029	250,000	264,099
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2030	500,000	535,297
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2031	985,000	1,065,231
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2032	300,000	323,303
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2033	500,000	536,618
Houston, GO, Refunding, Ser. A	3.00	3/1/2036	1,500,000	1,435,057
Houston, GO, Refunding, Ser. A	3.00	3/1/2037	2,305,000	2,168,274
Houston Community College System, GO, Refunding	4.00	2/15/2036	5,000,000	5,087,535
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.)	5.00	5/15/2044	4,000,000	4,206,304
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.) (Insured; Assured Guaranty Corp.)	5.00	5/15/2041	3,710,000	4,002,537
Lower Colorado River Authority, Revenue Bonds, Refunding, Ser. B(a)	5.00	5/15/2032	6,250,000	6,905,014
Lower Neches Valley Authority Industrial Development Corp., Revenue Bonds (Exxon Mobil Project)(d)	2.90	11/1/2051	400,000	400,000
Newark Higher Education Finance Corp., Revenue Bonds (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	8/15/2039	1,630,000	1,800,782
North Texas Tollway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	4.00	1/1/2034	5,015,000	5,045,301
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2031	1,875,000	1,877,454

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.3% (continued)
Texas — 11.0% (continued)
Northwest Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	2/15/2039	1,940,000	2,146,614
Pewitt Consolidated Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2039	1,110,000	1,217,390
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding, Ser. C	5.00	2/1/2035	2,780,000	3,204,098
Southwest Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/1/2040	1,965,000	2,130,110
Southwest Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/1/2041	2,000,000	2,153,372
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (CHRISTUS Health Obligated Group) Ser. A(a)	5.00	7/1/2032	2,750,000	3,057,737
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (Texas Health Resources System) Ser. C(a)	5.00	11/15/2032	10,000,000	11,117,117
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Ascension Senior Credit Group) Ser. C2(a)	5.00	11/15/2035	4,000,000	4,554,823
Texas, GO, Ser. B(d)	2.80	12/1/2043	1,995,000	1,995,000
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Ser. B(a)	5.50	1/1/2034	8,000,000	9,092,058
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2032	2,800,000	2,886,553
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2033	1,215,000	1,242,706
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2034	1,500,000	1,530,710
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2034	1,500,000	1,526,928
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2035	1,330,000	1,349,363
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2035	1,250,000	1,263,932
Texas Public Finance Authority, Revenue Bonds, Refunding	4.00	2/1/2039	2,000,000	2,021,868
Texas Water Development Board, Revenue Bonds (Sustainable Bond)	4.50	10/15/2037	5,700,000	6,080,946
Texas Water Development Board, Revenue Bonds, Ser. B	4.00	10/15/2037	10,000,000	10,129,537
The Mesquite Housing Finance Corp., Revenue Bonds (Palladium Carver Living)(a)	3.35	8/1/2027	2,750,000	2,754,107
Van Alstyne Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2041	1,360,000	1,493,946
Van Alstyne Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2042	1,425,000	1,551,910
Van Alstyne Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2043	1,495,000	1,615,061
Van Alstyne Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2044	1,555,000	1,667,480
Waxahachie Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2037	4,700,000	4,944,847
				195,738,401
U.S. Related — .9%
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2027	100,000	102,273
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2028	100,000	103,548
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2029	250,000	261,875
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2030	135,000	143,319
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2031	200,000	214,242
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2033	200,000	216,599
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2028	100,000	104,095

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.3% (continued)
U.S. Related — 0.9% (continued)
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2029	225,000	237,336
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2028	2,000,000	2,026,389
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2029	2,000,000	2,026,517
Guam, Revenue Bonds, Refunding, Ser. G	5.00	1/1/2031	1,000,000	1,086,077
Guam, Revenue Bonds, Refunding, Ser. G	5.00	1/1/2032	1,000,000	1,099,370
Guam, Revenue Bonds, Refunding, Ser. G	5.00	1/1/2033	1,000,000	1,109,383
Guam, Revenue Bonds, Refunding, Ser. G	5.00	1/1/2034	1,000,000	1,117,050
Guam Government Waterworks Authority, Revenue Bonds, Ser. A	5.25	7/1/2040	1,110,000	1,216,581
Guam Government Waterworks Authority, Revenue Bonds, Ser. A	5.25	7/1/2041	1,060,000	1,144,319
Guam Government Waterworks Authority, Revenue Bonds, Ser. A	5.25	7/1/2042	1,000,000	1,070,743
Puerto Rico, GO, Ser. A(b)	0.00	7/1/2033	25,549	18,420
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	19,853	19,841
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	17,845	17,727
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	15,316	14,725
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	20,824	19,256
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	21,657	19,270
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	21,911	22,415
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	21,555	22,886
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	20,936	23,063
Puerto Rico, Notes, Ser. CW	2.63	11/1/2043	106,422	68,243
Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Ser. ZZ(f)	5.25	7/1/2018	2,500,000	1,662,500
				15,188,062
Utah — 1.0%
Jordan School District, GO (Insured; School Board Guaranty)	2.00	6/15/2032	1,225,000	1,131,202
Jordan School District, GO (Insured; School Board Guaranty)	2.00	6/15/2033	1,250,000	1,136,704
Nebo School District, GO, Refunding (Insured; School Board Guaranty)	2.00	7/1/2033	4,490,000	4,071,634
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2029	2,500,000	2,577,463
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2030	2,000,000	2,057,858
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2031	2,400,000	2,467,618
Utah Charter School Finance Authority, Revenue Bonds (American Leadership Academy Project)	5.00	10/15/2045	3,180,000	3,302,235
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Geneva Urban Renewal Project) (Insured; Assured Guaranty Corp.)	5.00	5/1/2029	200,000	214,363
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Geneva Urban Renewal Project) (Insured; Assured Guaranty Corp.)	5.00	5/1/2030	215,000	234,367
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Geneva Urban Renewal Project) (Insured; Assured Guaranty Corp.)	5.00	5/1/2031	235,000	260,009
				17,453,453
Vermont — .6%
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, Refunding (University of Vermont Medical Center Obligated Group) Ser. A	5.00	12/1/2032	10,000,000	10,080,087
Washington — 3.2%
Central Puget Sound Regional Transit Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. S1	3.00	11/1/2036	10,000,000	9,649,101
King County Housing Authority, Revenue Bonds (Kirkland Heights Project) (Insured; HUD SECT 8) Ser. A1	5.00	1/1/2028	5,225,000	5,233,149
King County Housing Authority, Revenue Bonds, Refunding	5.00	7/1/2040	1,040,000	1,095,131
Port of Seattle, Revenue Bonds, Refunding, Ser. B	5.25	7/1/2039	2,200,000	2,466,485
Port of Seattle, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2030	2,800,000	3,042,147
Snohomish County, GO, Refunding, Ser. A	2.00	12/1/2032	5,450,000	4,994,608
Washington, GO, Refunding, Ser. R2023B	5.00	7/1/2038	11,690,000	13,117,998

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.3% (continued)
Washington — 3.2% (continued)
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Fred Hutchinson Cancer Center) Ser. A	5.00	3/1/2036	4,000,000	4,562,640
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Fred Hutchinson Cancer Center) Ser. A	5.00	3/1/2037	1,860,000	2,119,474
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Fred Hutchinson Cancer Center) Ser. A	5.00	3/1/2038	2,000,000	2,270,941
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. B	5.00	10/1/2032	2,500,000	2,640,442
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)(e)	3.00	12/1/2034	435,000	417,779
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)(e)	3.00	12/1/2035	445,000	420,850
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Manson Medical Center Obligated Group)	5.00	8/15/2026	2,000,000	2,026,475
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2027	500,000	513,186
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2029	500,000	530,706
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2031	790,000	856,878
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2032	500,000	540,934
				56,498,924
West Virginia — .2%
West Virginia Hospital Finance Authority, Revenue Bonds (West Virginia University Health System Obligated Group) Ser. B(a)	5.00	6/1/2033	3,250,000	3,556,434
Wisconsin — .2%
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Ascension Health Credit Group) Ser. A	5.00	11/15/2039	4,000,000	4,016,852
Total Investments (cost $1,758,272,091)			99.3%	1,769,477,779
Cash and Receivables (Net)			.7%	13,321,872
Net Assets			100.0%	1,782,799,651

COP—Certificate of Participation
FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation
LOC—Letter of Credit
SPA—Special Purpose Agreement
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(c)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(d)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2025, these securities amounted to $19,742,039 or 1.1% of net assets.

(f)	Non-income producing—security in default.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Short
Ultra U.S. Treasury Bond	43	3/20/2026	5,223,074	5,200,312	22,762
Gross Unrealized Appreciation					22,762
See notes to schedule of investments.

Schedule of Investments
BNY Mellon National Intermediate Municipal Bond Fund
November 30, 2025 (Unaudited)
The following is a summary of the inputs used as of November 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Assets ($)
Investments in Securities:†
Municipal Securities	—	1,769,477,779	—	1,769,477,779
	—	1,769,477,779	—	1,769,477,779
Other Financial Instruments:
Futures††	22,762	—	—	22,762
	22,762	—	—	22,762

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities and futures are valued each business day by an independent pricing service (the “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Adviser based on values supplied by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Adviser. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund  may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2025 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at November 30, 2025 are set forth in the fund’s Schedule of Investments.
At November 30, 2025, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $11,228,449, consisting of $33,876,758 gross unrealized appreciation and $22,648,309 gross unrealized depreciation.
At November 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.